Other operating income (Loss) - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
France
Other operating income (loss)
Refunds related to tax	€ 24,812	€ 25,068	€ 22,691
United Kingdom
Other operating income (loss)
Refunds related to tax	11,010	7,250	6,502
Italy
Other operating income (loss)
Refunds related to tax	6,352	7,342	2,784
Germany
Other operating income (loss)
Refunds related to tax	1,000	3,280	0
Sanofi
Other operating income (loss)
Refunds related to development of portfolios	€ 16,600	€ 34,174	€ 35,762